T. ROWE PRICE U.S. HIGH YIELD ETF

August 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 7.3% (1)
Consumer Goods 1.0%
Varsity Brands, FRN, 3M TSFR + 3.25%, 7.448%, 8/26/31	7,407	7,430
		7,430
Energy 1.0%
WaterBridge Midstream Operating, FRN, 3M TSFR + 4.75%, 9.314%, 6/27/29	7,694	7,685
		7,685
Health Care 1.0%
Endo Luxembourg Finance I, FRN, 1M TSFR + 4.00%, 8.316%, 4/23/31	7,610	7,634
		7,634
Retail 1.0%
LSF9 Atlantis Holdings, FRN, 3M TSFR + 4.25%, 8.546%, 3/31/29	7,529	7,541
		7,541
Technology & Electronics 1.9%
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.066%, 11/22/32	7,375	7,578
Icon Parent, FRN, 6M TSFR + 5.00%, 9.205%, 11/12/32 (2)	7,485	7,569
		15,147
Telecommunications 1.4%
Level 3 Financing, FRN, 1M TSFR + 4.25%, 8.566%, 3/29/32	7,410	7,439
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.780%, 4/16/29	3,693	3,668
		11,107
Total Bank Loans (Cost $55,817)		56,544
CORPORATE BONDS 86.3%
Automotive 1.3%
Aston Martin Capital Holdings, 10.00%, 3/31/29 (3)	10,825	10,446
		10,446
Basic Industry 5.7%
Celanese US Holdings, 6.75%, 4/15/33	9,225	9,274
ERO Copper, 6.50%, 2/15/30 (3)	2,335	2,277
First Quantum Minerals, 8.00%, 3/1/33 (3)	3,730	3,865
First Quantum Minerals, 8.625%, 6/1/31 (3)	7,534	7,854
Ivanhoe Mines, 7.875%, 1/23/30 (3)	5,985	6,037
LGI Homes, 8.75%, 12/15/28 (3)	6,980	7,286
Quikrete Holdings, 6.75%, 3/1/33 (3)	7,210	7,453
		44,046
Capital Goods 3.0%
AAR Escrow Issuer, 6.75%, 3/15/29 (3)	7,185	7,383
Bombardier, 7.25%, 7/1/31 (3)	7,095	7,467
Owens-Brockway Glass Container, 7.25%, 5/15/31 (3)	7,258	7,385

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
TransDigm, 6.25%, 1/31/34 (3)	753	771
		23,006
Consumer Goods 1.5%
HLF Financing / Herbalife International, 12.25%, 4/15/29 (3)	10,980	11,941
		11,941
Energy 15.8%
Aethon United / Aethon United Finance, 7.50%, 10/1/29 (3)	7,275	7,584
Ascent Resources Utica Holdings / ARU Finance, 6.625%, 7/15/33 (3)	7,465	7,586
Chord Energy, 6.75%, 3/15/33 (3)	7,465	7,624
Enbridge, VR, 8.25%, 1/15/84 (4)	10,830	11,529
Energy Transfer, VR, 8.00%, 5/15/54 (4)	8,182	8,674
Excelerate Energy, 8.00%, 5/15/30 (3)	7,425	7,889
Howard Midstream Energy Partners, 7.375%, 7/15/32 (3)	2,830	2,943
Ithaca Energy North Sea, 8.125%, 10/15/29 (3)	7,420	7,735
NGL Energy Partners, 8.125%, 2/15/29 (3)	7,646	7,789
PBF Holding, 7.875%, 9/15/30 (3)	7,385	7,145
PBF Holding, 9.875%, 3/15/30 (3)	750	774
Permian Resources Operating, 7.00%, 1/15/32 (3)	7,155	7,406
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (4)	10,770	11,309
Sunoco, 7.00%, 5/1/29 (3)	6,955	7,216
Venture Global LNG, VR, 9.00% (3)(4)(5)	10,690	10,597
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (3)	1,335	1,395
Weatherford International, 8.625%, 4/30/30 (3)	7,120	7,280
		122,475
Financial Services 11.3%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (3)	7,160	7,330
APH Somerset Investor 2 / APH2 Somerset Investor 2 / APH3 Somerset Investor 2, 7.875%, 11/1/29 (3)	8,710	9,069
Aretec Escrow Issuer 2, 10.00%, 8/15/30 (3)	12,795	13,931
Block, 6.00%, 8/15/33 (3)	7,745	7,958
Bread Financial Holdings, VR, 8.375%, 6/15/35 (3)(4)	7,920	8,158
Encore Capital Group, 9.25%, 4/1/29 (3)	6,965	7,348
FirstCash, 6.875%, 3/1/32 (3)	2,176	2,255
NCR Atleos, 9.50%, 4/1/29 (3)	5,270	5,698
OneMain Finance, 7.875%, 3/15/30	7,100	7,508
Osaic Holdings, 6.75%, 8/1/32 (3)	3,010	3,055
PRA Group, 8.875%, 1/31/30 (3)	7,043	7,378
Rfna, 7.875%, 2/15/30 (3)	7,545	7,790
		87,478
Health Care 3.4%
1261229 BC, 10.00%, 4/15/32 (3)	7,420	7,698
Amneal Pharmaceuticals, 6.875%, 8/1/32 (3)	7,630	7,850
CHS / Community Health Systems, 10.875%, 1/15/32 (3)	8,405	8,867

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Heartland Dental / Heartland Dental Finance, 10.50%, 4/30/28 (3)	2,194	2,312
		26,727
Insurance 1.8%
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (3)	7,155	7,396
HUB International, 7.25%, 6/15/30 (3)	6,390	6,678
		14,074
Leisure 3.9%
Odeon Finco, 12.75%, 11/1/27 (3)	7,425	7,685
Six Flags Entertainment, 7.25%, 5/15/31 (3)	14,953	15,028
Voyager Parent, 9.25%, 7/1/32 (3)	7,325	7,691
		30,404
Media 8.4%
CCO Holdings, 6.375%, 9/1/29 (3)	7,270	7,370
CCO Holdings, 7.375%, 3/1/31 (3)	8,550	8,860
CSC Holdings, 11.25%, 5/15/28 (3)	7,165	7,147
Deluxe, 8.125%, 9/15/29 (3)	7,315	7,644
Directv Financing, 8.875%, 2/1/30 (3)	7,567	7,520
Gray Media, 7.25%, 8/15/33 (3)	3,015	2,958
Gray Media, 10.50%, 7/15/29 (3)	5,960	6,481
Midcontinent Communications, 8.00%, 8/15/32 (3)	7,131	7,434
Sinclair Television Group, 8.125%, 2/15/33 (3)	3,800	3,881
Univision Communications, 9.375%, 8/1/32 (3)	5,515	5,805
		65,100
Real Estate 4.5%
Anywhere Real Estate Group / Anywhere Co-Issuer, 7.00%, 4/15/30 (3)	8,371	8,225
Blackstone Mortgage Trust, 7.75%, 12/1/29 (3)	6,880	7,310
Brookfield Property REIT, 4.50%, 4/1/27 (3)	5,659	5,532
VICI Properties, 5.625%, 5/15/52	9,325	8,534
Windstream Services / Windstream Escrow Finance, 8.25%, 10/1/31 (3)	5,145	5,351
		34,952
Retail 4.7%
eG Global Finance, 12.00%, 11/30/28 (3)	11,555	12,773
Hudson Automotive Group, 8.00%, 5/15/32 (3)	6,873	7,268
LCM Investments Holdings II, 8.25%, 8/1/31 (3)	7,035	7,439
Saks Global Enterprises, 11.00%, 12/15/29 (3)	6,710	1,208
Sally Holdings / Sally Capital, 6.75%, 3/1/32	7,275	7,557
		36,245
Services 3.8%
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (3)	10,906	11,301
Hertz, 12.625%, 7/15/29 (3)	3,920	4,043
Ritchie Bros Holdings, 7.75%, 3/15/31 (3)	2,835	2,973
Williams Scotsman, 7.375%, 10/1/31 (3)	10,818	11,291
		29,608

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Technology & Electronics 3.1%
Cloud Software Group, 8.25%, 6/30/32 (3)	6,930	7,415
Cloud Software Group, 9.00%, 9/30/29 (3)	8,705	9,042
Kioxia Holdings, 6.625%, 7/24/33 (3)	3,810	3,786
McAfee, 7.375%, 2/15/30 (3)	4,430	4,087
		24,330
Telecommunications 5.9%
Digicel International Finance / Difl US, 8.625%, 8/1/32 (3)	7,534	7,723
EchoStar, 10.75%, 11/30/29	7,840	8,438
Iliad Holding SASU, 7.00%, 4/15/32 (3)	7,335	7,546
Level 3 Financing, 6.875%, 6/30/33 (3)	7,550	7,607
Uniti Group / Uniti Group Finance / CSL Capital, 10.50%, 2/15/28 (3)	5,645	5,927
Uniti Group / Uniti Group Finance 2019 / CSL Capital, 8.625%, 6/15/32 (3)	7,438	7,354
Verizon Communications, 5.25%, 4/2/35	1,550	1,561
		46,156
Transportation 4.6%
Avianca Midco 2, 9.625%, 2/14/30 (3)	3,975	3,806
JetBlue Airways / JetBlue Loyalty, 9.875%, 9/20/31 (3)	11,175	11,105
Latam Airlines Group, 7.625%, 1/7/31 (3)	2,680	2,764
Latam Airlines Group, 7.875%, 4/15/30 (3)	8,470	8,756
OneSky Flight, 8.875%, 12/15/29 (3)	9,250	9,735
		36,166
Utility 3.6%
Edison International, VR, 7.875%, 6/15/54 (4)	2,425	2,401
Edison International, VR, 8.125%, 6/15/53 (4)	5,840	5,840
NRG Energy, VR, 10.25% (3)(4)(5)	4,822	5,304
Talen Energy Supply, 8.625%, 6/1/30 (3)	6,690	7,125
Vistra, VR, 8.00% (3)(4)(5)	7,223	7,367
		28,037
Total Corporate Bonds (Cost $664,276)		671,191
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 4.37% (6)(7)	28,692	28,692
Total Short-Term Investments (Cost $28,692)		28,692
Total Investments in Securities 97.3% of Net Assets (Cost $748,785)		$756,427
Other Assets Less Liabilities 2.7%		20,937
Net Assets 100.0%		$777,364

‡	Par/Shares are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE U.S. HIGH YIELD ETF

(1)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2)	All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $588,566 and represents 75.7% of net assets.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5)	Perpetual security with no stated maturity date.
(6)	Seven-day yield
(7)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
FRN	Floating Rate Note
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. HIGH YIELD ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$250
Totals	$—#	$—	$250+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 8/31/25
T. Rowe Price Government Reserve Fund	$21,268	¤	¤	$28,692
	Total			$28,692^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $250 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $28,692.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price U.S. High Yield ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE U.S. HIGH YIELD ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$727,735	$—	$727,735
Short-Term Investments	28,692	—	—	28,692
Total	$28,692	$727,735	$—	$756,427

[1]	Includes Corporate Bonds and Bank Loans.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1046-054Q1
08/25